Property, Plant and Equipment: (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
[custom:ImpairmentWritedown]		$ 3,700,000
[custom:GainOnDispositionOfEquipment]	$ 58,562	$ (30,476)